LOANS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Financial Receivable Credit Quality Indicators
The following table sets forth the Company's loan portfolio at December 31, 2025 by risk attribute and origination date as well as detailing current period chargeoffs by year of origination:

(Dollars in thousands)	2025	2024	2023	2022	2021	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$1,271,775	$677,609	$573,100	$416,504	$195,513	$370,281	$3,504,782	$983,377	$4,488,159
Special mention	11,034	2,951	3,605	3,426	15,620	1,964	38,600	28,194	66,794
Substandard	5,264	6,635	18,335	9,918	5,780	4,883	50,815	26,473	77,288
Doubtful	0	0	0	0	0	0	0	0	0
Total	$1,288,073	$687,195	$595,040	$429,848	$216,913	$377,128	$3,594,197	$1,038,044	$4,632,241
YTD Gross chargeoffs	$900	$1,223	$8,702	$9,133	$1,272	$455	$21,685	$290	$21,975
Lease financing
Pass	$219,775	$198,664	$150,630	$45,917	$7,589	$2,852	$625,427	$0	$625,427
Special mention	0	44	50	0	0	0	94	0	94
Substandard	903	261	4,212	7,053	459	118	13,006	0	13,006
Doubtful	0	0	0	0	0	0	0	0	0
Total	$220,678	$198,969	$154,892	$52,970	$8,048	$2,970	$638,527	$0	$638,527
YTD Gross chargeoffs	$0	$762	$1,605	$858	$32	$19	$3,276	$0	$3,276
Construction real estate
Pass	$156,573	$157,874	$111,375	$124,429	$17,642	$44,313	$612,206	$887	$613,093
Special mention	0	0	0	32,549	0	16,209	48,758	0	48,758
Substandard	0	0	0	14,368	0	1,120	15,488	0	15,488
Doubtful	0	0	0	0	0	0	0	0	0
Total	$156,573	$157,874	$111,375	$171,346	$17,642	$61,642	$676,452	$887	$677,339
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$245	$245	$0	$245
Commercial real estate - investor
Pass	$691,430	$338,403	$365,545	$459,555	$267,413	$995,774	$3,118,120	$55,353	$3,173,473
Special mention	18,990	586	0	293	0	9,554	29,423	0	29,423
Substandard	550	0	1,723	10,298	0	31,422	43,993	0	43,993
Doubtful	0	0	0	0	0	0	0	0	0
Total	$710,970	$338,989	$367,268	$470,146	$267,413	$1,036,750	$3,191,536	$55,353	$3,246,889
YTD Gross chargeoffs	$0	$0	$0	$433	$0	$3,105	$3,538	$0	$3,538
Commercial real estate - owner
Pass	$204,292	$209,356	$142,925	$145,530	$96,069	$278,518	$1,076,690	$9,388	$1,086,078
Special mention	2,268	2,865	2,132	1,574	3,497	12,484	24,820	492	25,312
Substandard	245	3,940	2,399	10,582	3,620	5,491	26,277	0	26,277
Doubtful	0	0	0	0	0	0	0	0	0
Total	$206,805	$216,161	$147,456	$157,686	$103,186	$296,493	$1,127,787	$9,880	$1,137,667
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$0	$0
Residential real estate
Performing	$138,000	$198,224	$335,419	$362,690	$287,576	$488,914	$1,810,823	$0	$1,810,823
Nonperforming	0	916	920	2,031	4,800	12,694	21,361	0	21,361
Total	$138,000	$199,140	$336,339	$364,721	$292,376	$501,608	$1,832,184	$0	$1,832,184
YTD Gross chargeoffs	$0	$0	$0	$0	$119	$48	$167	$0	$167
Home equity
Performing	$40,066	$26,234	$19,405	$17,348	$21,786	$39,242	$164,081	$834,642	$998,723
Nonperforming	341	173	335	178	70	603	1,700	4,781	6,481
Total	$40,407	$26,407	$19,740	$17,526	$21,856	$39,845	$165,781	$839,423	$1,005,204
YTD Gross chargeoffs	$0	$0	$43	$0	$8	$229	$280	$93	$373
Installment
Performing	$16,087	$10,578	$18,085	$25,692	$22,197	$22,037	$114,676	$70,995	$185,671
Nonperforming	449	167	49	402	753	505	2,325	698	3,023
Total	$16,536	$10,745	$18,134	$26,094	$22,950	$22,542	$117,001	$71,693	$188,694
YTD Gross chargeoffs	$270	$1,053	$1,128	$1,692	$638	$37	$4,818	$14	$4,832

Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$64,979	$64,979
Nonperforming	0	0	0	0	0	0	0	346	346
Total	$0	$0	$0	$0	$0	$0	$0	$65,325	$65,325
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$2,269	$2,269
Grand Total Loans	$2,778,042	$1,835,480	$1,750,244	$1,690,337	$950,384	$2,338,978	$11,343,465	$2,080,605	$13,424,070
Grand Total YTD Gross Chargeoffs	$1,170	$3,038	$11,478	$12,116	$2,069	$4,138	$34,009	$2,666	$36,675

The following table sets forth the Company's loan portfolio at December 31, 2024 by risk attribute and origination date:

(Dollars in thousands)	2024	2023	2022	2021	2020	Prior		Term Total		Revolving	Total
Commercial & industrial
Pass	$819,600	$710,857	$592,046	$298,770	$162,136	$241,857		$2,825,266		$890,880	$3,716,146
Special mention	5,594	1,964	1,971	620	2,859	71		13,079		16,211	29,290
Substandard	4,873	3,433	22,508	8,533	347	4,309		44,003		26,419	70,422
Doubtful	0	0	0	0	0	0		0		0	0
Total	$830,067	$716,254	$616,525	$307,923	$165,342	$246,237		$2,882,348		$933,510	$3,815,858
YTD Gross chargeoffs	$318	$1,264	$5,293	$4,106	$147	$3,295	$14,423	$14,423	$14,423	$225	$14,648
Lease financing
Pass	$228,132	$253,776	$70,608	$11,480	$5,309	$1,137		$570,442		$0	$570,442
Special mention	0	644	10,171	550	0	0		11,365		0	11,365
Substandard	292	10,225	4,893	129	8	691		16,238		0	16,238
Doubtful	0	0	0	0	0	0		0		0	0
Total	$228,424	$264,645	$85,672	$12,159	$5,317	$1,828		$598,045		$0	$598,045
YTD Gross chargeoffs	$0	$1,008	$451	$66	$0	$1,867		$3,392		$0	$3,392
Construction real estate
Pass	$139,377	$213,300	$322,493	$40,740	$1,590	$17,352		$734,852		$0	$734,852
Special mention	3,525	0	12,737	0	17,832	0		34,094		0	34,094
Substandard	0	0	0	10,500	0	0		10,500		0	10,500
Doubtful	0	0	0	0	0	0		0		0	0
Total	$142,902	$213,300	$335,230	$51,240	$19,422	$17,352		$779,446		$0	$779,446
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0		$0		$0	$0
Commercial real estate - investor
Pass	$515,950	$376,740	$497,047	$340,115	$231,922	$949,772		$2,911,546		$36,716	$2,948,262
Special mention	13,738	30,454	18,423	4,282	106	27,144		94,147		0	94,147
Substandard	0	0	10,600	0	4,950	35,425		50,975		0	50,975
Doubtful	0	0	0	0	0	0		0		0	0
Total	$529,688	$407,194	$526,070	$344,397	$236,978	$1,012,341		$3,056,668		$36,716	$3,093,384
YTD Gross chargeoffs	$0	$0	$0	$0	$788	$9,837		$10,625		$0	$10,625
Commercial real estate - owner
Pass	$202,580	$126,550	$161,401	$94,052	$128,068	$215,902		$928,553		$17,268	$945,821
Special mention	1,839	134	213	2,210	504	1,173		6,073		0	6,073
Substandard	0	0	858	3,159	1,249	11,200		16,466		0	16,466
Doubtful	0	0	0	0	0	0		0		0	0
Total	$204,419	$126,684	$162,472	$99,421	$129,821	$228,275		$951,092		$17,268	$968,360
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$8		$8		$0	$8
Residential real estate
Performing	$129,008	$321,232	$324,180	$233,355	$169,901	$264,312		$1,441,988		$0	$1,441,988
Nonperforming	198	541	1,323	4,412	4,300	9,522		20,296		0	20,296
Total	$129,206	$321,773	$325,503	$237,767	$174,201	$273,834		$1,462,284		$0	$1,462,284
YTD Gross chargeoffs	$0	$0	$25	$16	$0	$102		$143		$0	$143

Home equity
Performing	$30,799	$23,969	$20,280	$24,878	$28,882	$21,160	$149,968	$692,993	$842,961
Nonperforming	61	328	124	144	7	354	1,018	5,060	6,078
Total	$30,860	$24,297	$20,404	$25,022	$28,889	$21,514	$150,986	$698,053	$849,039
YTD Gross chargeoffs	$37	$37	$0	$186	$5	$182	$447	$0	$447
Installment
Performing	$12,356	$9,997	$22,244	$11,500	$2,004	$3,759	$61,860	$69,153	$131,013
Nonperforming	190	116	607	268	20	16	1,217	821	2,038
Total	$12,546	$10,113	$22,851	$11,768	$2,024	$3,775	$63,077	$69,974	$133,051
YTD Gross chargeoffs	$382	$1,120	$4,066	$1,779	$71	$42	$7,460	$0	$7,460
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$61,969	$61,969
Nonperforming	0	0	0	0	0	0	0	342	342
Total	$0	$0	$0	$0	$0	$0	$0	$62,311	$62,311
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$2,586	$2,586
Total Loans	$2,108,112	$2,084,260	$2,094,727	$1,089,697	$761,994	$1,805,156	$9,943,946	$1,817,832	$11,761,778
Total YTD Gross Chargeoffs	$737	$3,429	$9,835	$6,153	$1,011	$15,333	$36,498	$2,811	$39,309

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2025
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$7,894	$3,176	$3,829	$14,899	$4,617,342	$4,632,241	$0
Lease financing	1,884	283	4,088	6,255	632,272	638,527	0
Construction real estate	0	0	1,120	1,120	676,219	677,339	0
Commercial real estate-investor	3,540	3,613	36,273	43,426	3,203,463	3,246,889	0
Commercial real estate-owner	1,081	2,985	3,436	7,502	1,130,165	1,137,667	0
Residential real estate	6,338	248	5,975	12,561	1,819,623	1,832,184	0
Home equity	2,966	1,065	1,224	5,255	999,949	1,005,204	0
Installment	935	462	484	1,881	186,813	188,694	65
Credit card	860	272	347	1,479	63,846	65,325	346
Total	$25,498	$12,104	$56,776	$94,378	$13,329,692	$13,424,070	$411

	As of December 31, 2024
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$4,521	$1,598	$2,470	$8,589	$3,807,269	$3,815,858	$0
Lease financing	3,096	3,085	3,386	9,567	588,478	598,045	19
Construction real estate	0	10,500	0	10,500	768,946	779,446	0
Commercial real estate-investor	0	0	17,360	17,360	3,076,024	3,093,384	0
Commercial real estate-owner	856	0	6,144	7,000	961,360	968,360	0
Residential real estate	6,217	154	5,968	12,339	1,449,945	1,462,284	0
Home equity	1,902	1,102	1,428	4,432	844,607	849,039	0
Installment	914	569	402	1,885	131,166	133,051	0
Credit card	450	196	342	988	61,323	62,311	342
Total	$17,956	$17,204	$37,500	$72,660	$11,689,118	$11,761,778	$361

Schedule of Amortized Cost Basis and Financial Effect of Loan Modifications to Borrowers Experiencing Financial Difficulty
The following tables provide the amortized cost basis, as of the period end date, of FDMs that were granted modifications during the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31, 2025
(Dollars in thousands)	Principal forgiveness	Payment delay	Term extension	Interest rate reduction	Combination: Term extension and interest rate reduction	Total	Percent of total class of loans
Commercial & industrial	$0	$4,375	$15,825	$0	$0	$20,200	0.44%
Commercial real estate-investor	0	474	0	0	0	474	0.01%
Residential real estate	0	4,009	502	0	0	4,511	0.25%
Home equity	0	921	0	0	0	921	0.09%
Total	$0	$9,779	$16,327	$0	$0	$26,106	0.19%

	Year ended December 31, 2024
(Dollars in thousands)	Principal forgiveness	Payment delay	Term extension	Interest rate reduction	Combination: Term extension and interest rate reduction	Total	Percent of total class of loans
Commercial & industrial	$0	$0	$18,306	$0	$0	$18,306	0.48%
Construction real estate	0	0	10,500	0	0	10,500	1.35%
Residential real estate	0	2,353	4	0	0	2,357	0.16%
Home equity	0	491	0	0	0	491	0.06%
Total	$0	$2,844	$28,810	$0	$0	$31,654	0.27%

	Year ended December 31, 2023
(Dollars in thousands)	Principal forgiveness	Payment delay	Term extension	Interest rate reduction	Combination: Term extension and interest rate reduction	Total	Percent of total class of loans
Commercial & industrial	$0	$1,181	$3,329	$0	$0	$4,510	0.13%
Residential real estate	0	1,889	96	0	55	2,040	0.15%
Home equity	0	181	0	0	0	181	0.02%
Total	$0	$3,251	$3,425	$0	$55	$6,731	0.06%
The following tables provide the financial effect of FDMs granted during the years ended December 31, 2025, 2024 and 2023 by class of loans:

	Year ended December 31, 2025
(Dollars in thousands)	Principal forgiveness		Weighted average interest rate reduction	Weighted average term extension
Commercial & industrial	$0		0.00%	0.5 years
Residential real estate	0		0.00%	7.4 years
Total	$0	0	0.00%	0.7 years

	Year ended December 31, 2024
(Dollars in thousands)	Principal forgiveness	Weighted average interest rate reduction	Weighted average term extension
Commercial & industrial	$0	0.00%	0.4 years
Construction real estate	0	0.00%	0.3 years
Residential real estate	0	0.00%	3.0 years
Total	$0	0.00%	0.4 years

	Year ended December 31, 2023
(Dollars in thousands)	Principal forgiveness	Weighted average interest rate reduction	Weighted average term extension
Commercial & industrial	$0	0.00%	0.2 years
Residential real estate	0	2.00%	11.4 years
Total	$0	0.00%	0.7 years

Financing Receivable, Modified, Past Due
The Company closely monitors the performance of FDMs to understand the effectiveness of its modification efforts. The following tables provide the performance of loans, as of the period end date, of FDMs granted during the twelve months preceding each year end:

	Twelve months ended December 31, 2025
(Dollars in thousands)	Current	30 – 59 days past due	60 – 89 days past due	> 89 days past due	Total
Commercial & industrial	$17,525	$0	$1,351	$1,324	$20,200
Commercial real estate-investor	474	0	0	0	474
Residential real estate	2,164	940	440	967	4,511
Home equity	772	104	45	0	921
Total	$20,935	$1,044	$1,836	$2,291	$26,106

	Twelve months ended December 31, 2024
(Dollars in thousands)	Current	30 – 59 days past due	60 – 89 days past due	> 89 days past due	Total
Commercial & industrial	$17,916	$0	$0	$390	$18,306
Construction real estate	0	0	10,500	0	10,500
Residential real estate	1,159	890	241	67	2,357
Home equity	487	0	0	4	491
Total	$19,562	$890	$10,741	$461	$31,654

	Twelve months ended December 31, 2023
(Dollars in thousands)	Current	30 – 59 days past due	60 – 89 days past due	> 89 days past due	Total
Commercial & industrial	$1,181	$821	$0	$2,508	$4,510
Residential real estate	1,021	500	240	279	2,040
Home equity	111	70	0	0	181
Total	$2,313	$1,391	$240	$2,787	$6,731

Financing Receivable, Nonaccrual
The following table provides information on nonaccrual loans and leases as of December 31:

	2025			2024			2023
(Dollars in thousands)	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual
Nonaccrual loans
Commercial & industrial	$17,329	$10,132	$27,461	$1,939	$4,702	$6,641	$3,329	$12,417	$15,746
Lease financing	4,770	890	5,660	1,982	4,245	6,227	1,505	2,105	3,610
Construction real estate	0	1,120	1,120	0	0	0	0	0	0
Commercial real estate	15,977	29,613	45,590	0	32,303	32,303	16,356	11,628	27,984
Residential real estate	0	18,302	18,302	0	16,700	16,700	0	14,067	14,067
Home equity	0	2,927	2,927	0	3,418	3,418	0	3,476	3,476
Installment	0	748	748	0	684	684	0	870	870
Total nonaccrual loans	$38,076	$63,732	$101,808	$3,921	$62,052	$65,973	$21,190	$44,563	$65,753

Schedule of Collateral Dependent Loans	The following table presents the amortized cost basis of collateral dependent loans by class of loan.

	December 31, 2025
	Type of Collateral
(Dollars in thousands)	Business assets	Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$18,822	$0	$2,392	$0	$0	$6,247	$27,461
Lease financing	0	0	5,660	0	0	0	5,660
Construction real estate	0	1,120	0	0	0	0	1,120
Commercial real estate-investor	0	36,862	0	0	46	0	36,908
Commercial real estate-owner	0	8,682	0	0	0	0	8,682
Residential real estate	0	0	0	0	18,302	0	18,302
Home equity	0	0	0	0	2,927	0	2,927
Installment	0	0	0	0	0	748	748
Total	$18,822	$46,664	$8,052	$0	$21,275	$6,995	$101,808

	December 31, 2024
	Type of Collateral
(Dollars in thousands)	Business assets	Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$2,527	$0	$1,434	$0	$0	$2,680	$6,641
Lease financing	0	0	6,227	0	0	0	6,227
Commercial real estate-investor	0	26,132	0	0	27	0	26,159
Commercial real estate-owner	0	4,250	1,894	0	0	0	6,144
Residential real estate	0	0	0	0	16,700	0	16,700
Home equity	0	0	0	0	3,418	0	3,418
Installment	0	0	0	0	0	684	684
Total	$2,527	$30,382	$9,555	$0	$20,145	$3,364	$65,973

Financing Receivable Purchased With Credit Deterioration
PCD Loans. First Financial has purchased loans, for which there was, at acquisition, evidence of more than insignificant deterioration of credit quality since origination. The carrying amount of those loans is as follows:

(Dollars in thousands)	2025
Purchase price of loans at acquisition	$27,402
Allowance for credit losses at acquisition	3,050
Non-credit discount at acquisition	1,505
Par value of acquired loans at acquisition	$31,957

Components of lease investments
The components of the Company's net investments in direct financing and sales-type leases, which are included in Lease financing on the Consolidated Balance Sheets are as follows:

(Dollars in thousands)	December 31, 2025	December 31, 2024
Direct financing and sales-type leases
Lease receivables	$627,742	$581,651
Unguaranteed residual values	10,785	16,394
Total net investment in direct financing and sales-type leases	$638,527	$598,045

Sales-type and Direct Financing Leases, Lease Receivable, Maturity
The remaining maturities of lease receivables were as follows:

(Dollars in thousands)	Direct financing and Sales-type
2026	$233,153
2027	194,207
2028	133,930
2029	86,042
2030	44,019
Thereafter	18,450
Total lease payments	709,801
Less: unearned interest income	(82,059)
Net lease receivables	$627,742

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2025	2024	2023
Balance at beginning of year	$64	$106	$191
Additions
Commercial real estate	0	0	0
Residential real estate	333	119	387
Total additions	333	119	387
Disposals
Commercial real estate	0	0	0
Residential real estate	(166)	(136)	(288)
Total disposals	(166)	(136)	(288)
Valuation adjustments
Commercial real estate	0	0	0
Residential real estate	(47)	(25)	(184)
Total valuation adjustments	(47)	(25)	(184)
Balance at end of year	$184	$64	$106

LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans [Abstract]
Financial Receivable Credit Quality Indicators
The following table sets forth the Company's loan portfolio at December 31, 2025 by risk attribute and origination date as well as detailing current period chargeoffs by year of origination:

(Dollars in thousands)	2025	2024	2023	2022	2021	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$1,271,775	$677,609	$573,100	$416,504	$195,513	$370,281	$3,504,782	$983,377	$4,488,159
Special mention	11,034	2,951	3,605	3,426	15,620	1,964	38,600	28,194	66,794
Substandard	5,264	6,635	18,335	9,918	5,780	4,883	50,815	26,473	77,288
Doubtful	0	0	0	0	0	0	0	0	0
Total	$1,288,073	$687,195	$595,040	$429,848	$216,913	$377,128	$3,594,197	$1,038,044	$4,632,241
YTD Gross chargeoffs	$900	$1,223	$8,702	$9,133	$1,272	$455	$21,685	$290	$21,975
Lease financing
Pass	$219,775	$198,664	$150,630	$45,917	$7,589	$2,852	$625,427	$0	$625,427
Special mention	0	44	50	0	0	0	94	0	94
Substandard	903	261	4,212	7,053	459	118	13,006	0	13,006
Doubtful	0	0	0	0	0	0	0	0	0
Total	$220,678	$198,969	$154,892	$52,970	$8,048	$2,970	$638,527	$0	$638,527
YTD Gross chargeoffs	$0	$762	$1,605	$858	$32	$19	$3,276	$0	$3,276
Construction real estate
Pass	$156,573	$157,874	$111,375	$124,429	$17,642	$44,313	$612,206	$887	$613,093
Special mention	0	0	0	32,549	0	16,209	48,758	0	48,758
Substandard	0	0	0	14,368	0	1,120	15,488	0	15,488
Doubtful	0	0	0	0	0	0	0	0	0
Total	$156,573	$157,874	$111,375	$171,346	$17,642	$61,642	$676,452	$887	$677,339
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$245	$245	$0	$245
Commercial real estate - investor
Pass	$691,430	$338,403	$365,545	$459,555	$267,413	$995,774	$3,118,120	$55,353	$3,173,473
Special mention	18,990	586	0	293	0	9,554	29,423	0	29,423
Substandard	550	0	1,723	10,298	0	31,422	43,993	0	43,993
Doubtful	0	0	0	0	0	0	0	0	0
Total	$710,970	$338,989	$367,268	$470,146	$267,413	$1,036,750	$3,191,536	$55,353	$3,246,889
YTD Gross chargeoffs	$0	$0	$0	$433	$0	$3,105	$3,538	$0	$3,538
Commercial real estate - owner
Pass	$204,292	$209,356	$142,925	$145,530	$96,069	$278,518	$1,076,690	$9,388	$1,086,078
Special mention	2,268	2,865	2,132	1,574	3,497	12,484	24,820	492	25,312
Substandard	245	3,940	2,399	10,582	3,620	5,491	26,277	0	26,277
Doubtful	0	0	0	0	0	0	0	0	0
Total	$206,805	$216,161	$147,456	$157,686	$103,186	$296,493	$1,127,787	$9,880	$1,137,667
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$0	$0
Residential real estate
Performing	$138,000	$198,224	$335,419	$362,690	$287,576	$488,914	$1,810,823	$0	$1,810,823
Nonperforming	0	916	920	2,031	4,800	12,694	21,361	0	21,361
Total	$138,000	$199,140	$336,339	$364,721	$292,376	$501,608	$1,832,184	$0	$1,832,184
YTD Gross chargeoffs	$0	$0	$0	$0	$119	$48	$167	$0	$167
Home equity
Performing	$40,066	$26,234	$19,405	$17,348	$21,786	$39,242	$164,081	$834,642	$998,723
Nonperforming	341	173	335	178	70	603	1,700	4,781	6,481
Total	$40,407	$26,407	$19,740	$17,526	$21,856	$39,845	$165,781	$839,423	$1,005,204
YTD Gross chargeoffs	$0	$0	$43	$0	$8	$229	$280	$93	$373
Installment
Performing	$16,087	$10,578	$18,085	$25,692	$22,197	$22,037	$114,676	$70,995	$185,671
Nonperforming	449	167	49	402	753	505	2,325	698	3,023
Total	$16,536	$10,745	$18,134	$26,094	$22,950	$22,542	$117,001	$71,693	$188,694
YTD Gross chargeoffs	$270	$1,053	$1,128	$1,692	$638	$37	$4,818	$14	$4,832

Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$64,979	$64,979
Nonperforming	0	0	0	0	0	0	0	346	346
Total	$0	$0	$0	$0	$0	$0	$0	$65,325	$65,325
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$2,269	$2,269
Grand Total Loans	$2,778,042	$1,835,480	$1,750,244	$1,690,337	$950,384	$2,338,978	$11,343,465	$2,080,605	$13,424,070
Grand Total YTD Gross Chargeoffs	$1,170	$3,038	$11,478	$12,116	$2,069	$4,138	$34,009	$2,666	$36,675

The following table sets forth the Company's loan portfolio at December 31, 2024 by risk attribute and origination date:

(Dollars in thousands)	2024	2023	2022	2021	2020	Prior		Term Total		Revolving	Total
Commercial & industrial
Pass	$819,600	$710,857	$592,046	$298,770	$162,136	$241,857		$2,825,266		$890,880	$3,716,146
Special mention	5,594	1,964	1,971	620	2,859	71		13,079		16,211	29,290
Substandard	4,873	3,433	22,508	8,533	347	4,309		44,003		26,419	70,422
Doubtful	0	0	0	0	0	0		0		0	0
Total	$830,067	$716,254	$616,525	$307,923	$165,342	$246,237		$2,882,348		$933,510	$3,815,858
YTD Gross chargeoffs	$318	$1,264	$5,293	$4,106	$147	$3,295	$14,423	$14,423	$14,423	$225	$14,648
Lease financing
Pass	$228,132	$253,776	$70,608	$11,480	$5,309	$1,137		$570,442		$0	$570,442
Special mention	0	644	10,171	550	0	0		11,365		0	11,365
Substandard	292	10,225	4,893	129	8	691		16,238		0	16,238
Doubtful	0	0	0	0	0	0		0		0	0
Total	$228,424	$264,645	$85,672	$12,159	$5,317	$1,828		$598,045		$0	$598,045
YTD Gross chargeoffs	$0	$1,008	$451	$66	$0	$1,867		$3,392		$0	$3,392
Construction real estate
Pass	$139,377	$213,300	$322,493	$40,740	$1,590	$17,352		$734,852		$0	$734,852
Special mention	3,525	0	12,737	0	17,832	0		34,094		0	34,094
Substandard	0	0	0	10,500	0	0		10,500		0	10,500
Doubtful	0	0	0	0	0	0		0		0	0
Total	$142,902	$213,300	$335,230	$51,240	$19,422	$17,352		$779,446		$0	$779,446
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0		$0		$0	$0
Commercial real estate - investor
Pass	$515,950	$376,740	$497,047	$340,115	$231,922	$949,772		$2,911,546		$36,716	$2,948,262
Special mention	13,738	30,454	18,423	4,282	106	27,144		94,147		0	94,147
Substandard	0	0	10,600	0	4,950	35,425		50,975		0	50,975
Doubtful	0	0	0	0	0	0		0		0	0
Total	$529,688	$407,194	$526,070	$344,397	$236,978	$1,012,341		$3,056,668		$36,716	$3,093,384
YTD Gross chargeoffs	$0	$0	$0	$0	$788	$9,837		$10,625		$0	$10,625
Commercial real estate - owner
Pass	$202,580	$126,550	$161,401	$94,052	$128,068	$215,902		$928,553		$17,268	$945,821
Special mention	1,839	134	213	2,210	504	1,173		6,073		0	6,073
Substandard	0	0	858	3,159	1,249	11,200		16,466		0	16,466
Doubtful	0	0	0	0	0	0		0		0	0
Total	$204,419	$126,684	$162,472	$99,421	$129,821	$228,275		$951,092		$17,268	$968,360
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$8		$8		$0	$8
Residential real estate
Performing	$129,008	$321,232	$324,180	$233,355	$169,901	$264,312		$1,441,988		$0	$1,441,988
Nonperforming	198	541	1,323	4,412	4,300	9,522		20,296		0	20,296
Total	$129,206	$321,773	$325,503	$237,767	$174,201	$273,834		$1,462,284		$0	$1,462,284
YTD Gross chargeoffs	$0	$0	$25	$16	$0	$102		$143		$0	$143

Home equity
Performing	$30,799	$23,969	$20,280	$24,878	$28,882	$21,160	$149,968	$692,993	$842,961
Nonperforming	61	328	124	144	7	354	1,018	5,060	6,078
Total	$30,860	$24,297	$20,404	$25,022	$28,889	$21,514	$150,986	$698,053	$849,039
YTD Gross chargeoffs	$37	$37	$0	$186	$5	$182	$447	$0	$447
Installment
Performing	$12,356	$9,997	$22,244	$11,500	$2,004	$3,759	$61,860	$69,153	$131,013
Nonperforming	190	116	607	268	20	16	1,217	821	2,038
Total	$12,546	$10,113	$22,851	$11,768	$2,024	$3,775	$63,077	$69,974	$133,051
YTD Gross chargeoffs	$382	$1,120	$4,066	$1,779	$71	$42	$7,460	$0	$7,460
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$61,969	$61,969
Nonperforming	0	0	0	0	0	0	0	342	342
Total	$0	$0	$0	$0	$0	$0	$0	$62,311	$62,311
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$2,586	$2,586
Total Loans	$2,108,112	$2,084,260	$2,094,727	$1,089,697	$761,994	$1,805,156	$9,943,946	$1,817,832	$11,761,778
Total YTD Gross Chargeoffs	$737	$3,429	$9,835	$6,153	$1,011	$15,333	$36,498	$2,811	$39,309

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2025
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$7,894	$3,176	$3,829	$14,899	$4,617,342	$4,632,241	$0
Lease financing	1,884	283	4,088	6,255	632,272	638,527	0
Construction real estate	0	0	1,120	1,120	676,219	677,339	0
Commercial real estate-investor	3,540	3,613	36,273	43,426	3,203,463	3,246,889	0
Commercial real estate-owner	1,081	2,985	3,436	7,502	1,130,165	1,137,667	0
Residential real estate	6,338	248	5,975	12,561	1,819,623	1,832,184	0
Home equity	2,966	1,065	1,224	5,255	999,949	1,005,204	0
Installment	935	462	484	1,881	186,813	188,694	65
Credit card	860	272	347	1,479	63,846	65,325	346
Total	$25,498	$12,104	$56,776	$94,378	$13,329,692	$13,424,070	$411

	As of December 31, 2024
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$4,521	$1,598	$2,470	$8,589	$3,807,269	$3,815,858	$0
Lease financing	3,096	3,085	3,386	9,567	588,478	598,045	19
Construction real estate	0	10,500	0	10,500	768,946	779,446	0
Commercial real estate-investor	0	0	17,360	17,360	3,076,024	3,093,384	0
Commercial real estate-owner	856	0	6,144	7,000	961,360	968,360	0
Residential real estate	6,217	154	5,968	12,339	1,449,945	1,462,284	0
Home equity	1,902	1,102	1,428	4,432	844,607	849,039	0
Installment	914	569	402	1,885	131,166	133,051	0
Credit card	450	196	342	988	61,323	62,311	342
Total	$17,956	$17,204	$37,500	$72,660	$11,689,118	$11,761,778	$361

Schedule of Collateral Dependent Loans	The following table presents the amortized cost basis of collateral dependent loans by class of loan.

	December 31, 2025
	Type of Collateral
(Dollars in thousands)	Business assets	Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$18,822	$0	$2,392	$0	$0	$6,247	$27,461
Lease financing	0	0	5,660	0	0	0	5,660
Construction real estate	0	1,120	0	0	0	0	1,120
Commercial real estate-investor	0	36,862	0	0	46	0	36,908
Commercial real estate-owner	0	8,682	0	0	0	0	8,682
Residential real estate	0	0	0	0	18,302	0	18,302
Home equity	0	0	0	0	2,927	0	2,927
Installment	0	0	0	0	0	748	748
Total	$18,822	$46,664	$8,052	$0	$21,275	$6,995	$101,808

	December 31, 2024
	Type of Collateral
(Dollars in thousands)	Business assets	Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$2,527	$0	$1,434	$0	$0	$2,680	$6,641
Lease financing	0	0	6,227	0	0	0	6,227
Commercial real estate-investor	0	26,132	0	0	27	0	26,159
Commercial real estate-owner	0	4,250	1,894	0	0	0	6,144
Residential real estate	0	0	0	0	16,700	0	16,700
Home equity	0	0	0	0	3,418	0	3,418
Installment	0	0	0	0	0	684	684
Total	$2,527	$30,382	$9,555	$0	$20,145	$3,364	$65,973

Components of lease investments
The components of the Company's net investments in direct financing and sales-type leases, which are included in Lease financing on the Consolidated Balance Sheets are as follows:

(Dollars in thousands)	December 31, 2025	December 31, 2024
Direct financing and sales-type leases
Lease receivables	$627,742	$581,651
Unguaranteed residual values	10,785	16,394
Total net investment in direct financing and sales-type leases	$638,527	$598,045

Sales-type and Direct Financing Leases, Lease Receivable, Maturity
The remaining maturities of lease receivables were as follows:

(Dollars in thousands)	Direct financing and Sales-type
2026	$233,153
2027	194,207
2028	133,930
2029	86,042
2030	44,019
Thereafter	18,450
Total lease payments	709,801
Less: unearned interest income	(82,059)
Net lease receivables	$627,742

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2025	2024	2023
Balance at beginning of year	$64	$106	$191
Additions
Commercial real estate	0	0	0
Residential real estate	333	119	387
Total additions	333	119	387
Disposals
Commercial real estate	0	0	0
Residential real estate	(166)	(136)	(288)
Total disposals	(166)	(136)	(288)
Valuation adjustments
Commercial real estate	0	0	0
Residential real estate	(47)	(25)	(184)
Total valuation adjustments	(47)	(25)	(184)
Balance at end of year	$184	$64	$106